Net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator for basic and diluted net loss per share:
Net loss for the year	$ (19,678,749)	$ (11,145,306)	$ (4,524,198)
Denominator for basic net loss per share:
Weighted average number of common shares outstanding	26,448,594	18,080,533	9,752,131
Adjusted denominator for diluted net loss per share	26,448,594	18,080,533	9,752,131
Basic	$ (0.74)	$ (0.62)	$ (0.46)
Diluted	$ (0.74)	$ (0.62)	$ (0.46)
Anti dilutive securities not included in the calculation of diluted earnings per share	4,376,683	2,308,478	7,017,894